Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (26.0%)
U.S. Government Securities (24.5%)
[1]	United States Treasury Note/Bond	0.125%	2/28/23	108,600	108,159
	United States Treasury Note/Bond	0.125%	3/31/23	132,100	131,460
	United States Treasury Note/Bond	0.125%	4/30/23	278,200	276,679
	United States Treasury Note/Bond	0.125%	5/31/23	300,000	298,125
	United States Treasury Note/Bond	0.250%	6/15/23	100,000	99,531
	United States Treasury Note/Bond	0.125%	7/31/23	250,000	248,008
[2]	United States Treasury Note/Bond	0.250%	9/30/23	400,000	397,187
[2]	United States Treasury Note/Bond	0.375%	10/31/23	138,200	137,423
	United States Treasury Note/Bond	2.625%	12/31/23	300,000	311,156
[3]	United States Treasury Note/Bond	0.375%	4/15/24	260,000	257,359
	United States Treasury Note/Bond	0.625%	10/15/24	65,000	64,472
	United States Treasury Note/Bond	1.250%	9/30/28	2,500	2,471
	United States Treasury Note/Bond	1.500%	11/30/28	47,000	47,191
	United States Treasury Note/Bond	5.000%	5/15/37	13,000	18,905
					2,398,126
Nonconventional Mortgage-Backed Securities (1.5%)
[4,5]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	13,798	13,837
[4,5]	Freddie Mac REMICS	2.000%	12/25/51	901	898
[4,5]	Freddie Mac REMICS	3.000%	6/15/48–10/25/51	10,242	10,254
[4]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	6,315	6,271
[4]	Ginnie Mae REMICS	2.000%	11/20/51	5,879	5,881
[4]	Ginnie Mae REMICS	2.500%	9/20/51	4,808	4,801
[4]	Ginnie Mae REMICS	3.000%	2/20/48–12/20/51	99,302	99,563
[4]	Ginnie Mae REMICS	3.500%	11/20/51	2,983	2,987
[4]	Ginnie Mae REMICS	4.500%	11/20/47	2,241	2,246
					146,738
Total U.S. Government and Agency Obligations (Cost $2,556,641)					2,544,864
Asset-Backed/Commercial Mortgage-Backed Securities (30.8%)
[4]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	5,520	5,614
[4]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	5,776	5,806
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,890	1,916
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	22,800	22,636
[4]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	82	82
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	5,580	5,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	21,100	21,042
[4]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	9,270	9,197
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8,010	7,969
[4,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	240	267
[4,6]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	3,810	3,824
[4,6]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	12,765
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	11,060	10,903
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	235	246
[4]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	173
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	440	464
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	420	455
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	30	32
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	280	302
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,214
[4]	BANK Series 2018-BN10	3.641%	2/15/61	380	406
[4]	BANK Series 2018-BN12	4.255%	5/15/61	250	283
[4]	BANK Series 2018-BN14	4.185%	9/15/60	445	489
[4]	BANK Series 2018-BN14	4.231%	9/15/60	250	283
[4]	BANK Series 2019-BN17	3.623%	4/15/52	181	196
[4]	BANK Series 2019-BN17	3.714%	4/15/52	576	637
[4]	BANK Series 2019-BN19	3.183%	8/15/61	470	504
[4]	BANK Series 2019-BN20	3.011%	9/15/62	100	106
[4]	BANK Series 2020-BN28	1.725%	3/15/63	1,000	993
[4]	BANK Series 2020-BN30	1.673%	12/15/53	700	692
[4]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	1,620	1,612
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	65
[4]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	210
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	989
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	598
[4]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	700	694
[4]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	9,505	9,557
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,525
[4,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.978%	2/25/30	1,024	1,024
[4,6]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	5,813	5,922
[4,6]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,900	1,938
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	8,707	8,758
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,170
[4,6]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	10,410	10,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	29,960	30,800
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	45,830	45,167
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	31,030	30,901
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	4,583	4,612
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	5,380	5,474
[4]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	14,706	14,806
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	4,340	4,394
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	10,630	10,550
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	7,609
[4,6]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	38,459
[4]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	5,722	5,739
[4]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	443	444
[4]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	6,600	6,691
[4]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	3,401	3,426
[4]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	5,320	5,439
[4]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	19,057	19,229
[4]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,504
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,898
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	5,620	5,714
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	43,100	43,091
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,861
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	18,620	18,462
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	7,075
[4]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	29,670	29,441
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	14,320	14,095
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	6,000	5,892
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,799
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,650	11,505
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,525
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	559
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,215
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	496
[4,6]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	2,447	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	4,404	4,423
[4,6]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	11,330	11,352
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	952	972
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	805	843
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	371	385
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,107
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	756	792
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	268
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	529	549
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,367
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	50	52
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	906
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	559
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	1,085	1,166
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	259
[4]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,327
[4]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	901	908
[4]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	547	553
[4]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	291	295
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	20	21
[4]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	800	828
[4,6]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	3,169	3,229
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	924	961
[4]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	813	850
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	800	832
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	878
[4]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	742	749
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	146	152
[4]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	21
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	505	532
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	368
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	72	75
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,500	1,584
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	855	897
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	950	1,012
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	44	46
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,607
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	963
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,323
[4,6]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	3,705	3,717
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	788
[4,6]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	19,650	19,617
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	24,020	23,651
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	6,577
[4,6]	DLL LLC Series 2019-DA1	2.890%	4/20/23	87	87
[4,6]	DLL LLC Series 2019-MT3	2.080%	2/21/23	4,259	4,270
[4,6]	DLL LLC Series 2019-MT3	2.150%	9/21/26	8,000	8,068
[4,6]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	22,900	22,645
[4,6]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	7,550	7,429
[4,6]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	7,330	7,288
[4,6]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	4,890	4,855
[4]	Drive Auto Receivables Trust Series 2020-2	0.830%	5/15/24	488	488
[4]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	12,780	12,773
[4,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.903%	10/25/56	352	352
[4,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	3,689	3,717
[4,6]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	14,020	13,982
[4,6]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	10,970	10,879
[4,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	10,310	10,243
[4,6]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	24,700	24,441
[4,6]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	4,487	4,373
[4,6]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	1,249	1,251
[4]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	7,380	7,388
[4,6]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	8,490	8,915
[4]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	649	650
[4]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	14,050	14,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	9,343	9,401
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,140	18,468
[4,6]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	10,990	11,180
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	7,208	7,232
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,675
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,200	27,131
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	18,220
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,380	16,297
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	22,004
[4]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,850	1,857
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	5,380	5,366
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	35,740	35,576
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	5,110	5,055
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	27,420	27,150
[4]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,370	1,352
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,949	4,970
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	9,990	10,076
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	872	876
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	14,060	14,312
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	5,986	6,022
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	6,850	6,965
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	10,355	10,423
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	13,787	13,856
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,850
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	10,175	10,261
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	13,331
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	12,080	12,003
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,812
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	10,530	10,463
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	19,990	19,803
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	9,046
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	14,120	14,012
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,925
[4,6]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	8,400	8,709
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,488
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	23,510	23,334
[4,6]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	30,290	31,492
[4,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	12,556
[4,6,7]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.628%	8/25/60	3,102	3,104
[4,6]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	25,820	25,971
[4]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	282
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,175	1,204
[4]	GS Mortgage Securities Trust Series 2013-GC13	4.031%	7/10/46	1,338	1,390
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	59	60
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,569
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	116
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	63
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	515	537
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	1,180	1,243
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	817
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	605
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	150
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	530
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,337
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	8,880	8,914
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	3,600	3,652
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	6,966	7,012
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	10,990	10,940
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,050	15,901
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,470	1,447
[4]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	5,600	5,660
[4]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,320	5,388
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	2,235	2,251
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,270	1,289
[4]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	14,051	14,121
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	33,409	33,616
[4]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	18,148	18,183
[4]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	4,980
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,897
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	25,120	24,894
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	10,156
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,380	13,229
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,856
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	10,130	10,108
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	5,411
[4,6]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	25,180	25,183
[4,6]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,226
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,705
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	5,470	5,436
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	5,780	5,720
[4]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	3,260	3,312
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	10,320	10,483
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	16,940	17,061
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	10,939
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	38,010	38,002
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,377
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	21,180	20,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	16,795
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	36,410	35,978
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	11,551
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	5,140	5,106
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,777
[4]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	6,796	6,836
[4]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	15,290	15,259
[4]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,998
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	657	678
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	171	175
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,309
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	800	815
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	933
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,093
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.037%	7/15/45	1,834	1,891
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	209	214
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	3,079
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,210
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	735
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	120	125
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	184	190
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	524
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	1,257	1,298
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,732
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.551%	7/15/48	920	963
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	916	968
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	600	624
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	310	333
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	340	364
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	258
[4,6]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	8,336	8,411
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	18,250	18,188
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,902
[4,6]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	2,050	2,087
[4,6]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	36,840	36,321
[4,6]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,760
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,667
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	20,810	20,670
[4]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	10,930	10,792
[4]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	16,886	17,008
[4]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	9,370	9,505
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	21,610	21,609
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	4,950	4,935
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	16,720	16,549
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	7,960	7,832
[4,6]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	51	51
[4,6]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	6,447	6,516
[4,6]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	3,899	3,928
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	9,040	9,155
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,718
[4,6]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,487
[4,6]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	6,487	6,486
[4,6]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	20,286
[4,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,155
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	322	324
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	3,023	3,119
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,023	1,044
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	70	73
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	250	262
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	263
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,294	1,343
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,117
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	300	315
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	488
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	20	21
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	1,020	1,073
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,770
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	224	234
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,546
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	787	826
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	500	533
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	953
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	900	978
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	498
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	180	191
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	222	241
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	2,143
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	158
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	625
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	954
[4,6,7]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.153%	6/25/65	471	471
[4,6,7]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.853%	3/25/66	12,594	12,619
[4]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	25,130	25,131
[4]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,792
[4]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	6,469	6,473
[4]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	12,310	12,479
[4]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	6,410	6,552
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	2,582	2,600
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,250	1,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	21,166	21,277
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	7,861
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	5,013
[4,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	510	477
[4,6,7]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.988%	1/16/60	359	360
[4,6,7]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.104%	6/20/60	2,011	2,014
[4,6,7]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.054%	8/18/60	1,021	1,023
[4,6,7]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.053%	11/25/65	5,404	5,465
[4,6,7]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	526	527
[4,6,7]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.951%	4/10/50	1,125	1,123
[4,6,7]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.901%	11/10/49	304	304
[4,6]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	2,781	2,778
[4]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	8,021	8,021
[4,6]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	9,510	9,563
[4,6]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,920	1,934
[4,6]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,901
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	30,290	30,036
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	7,460	7,365
[4,6]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	5,340	5,279
[4,6]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	2,536	2,546
[4,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	195	198
[4,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	408	414
[4,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	874	918
[4,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,684	1,751
[4,6]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	555	560
[4,6,7]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	0.803%	3/26/40	357	357
[4,6]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	153	154
[4,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	176	178
[4,6]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	210	214
[4,6]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	99	100
[4]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	8,520	8,651
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	6,820	6,810
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,228
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	8,970	8,867
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,559
[4,6]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	104
[4,6]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	930
[4,6]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	13,344
[4,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	31,505
[4]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	9,642	9,715
[4]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	20,140	20,379
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	14,558	14,678
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	4,280	4,363
[4]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	15,420	15,495
[4]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	2,460	2,502
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,399
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	12,605	12,667
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,295
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,688
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	19,620	19,416
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	14,900
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	9,290	9,230
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,849
[4,6]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	28,650	28,507
[4,6]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	5,150	5,111
[4,6]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	23,600	23,401
[4,6]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	15,234
[4]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	247	248
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	495	537
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	230
[4,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	2,364	2,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	100	102
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	61
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	40,190	39,673
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	11,230	11,145
[4]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	19,526	19,660
[4]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	18,050	18,001
[4]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	743	745
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	23,139	23,178
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	4,035
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	14,210	14,211
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	9,203
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	20,600	20,537
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,935
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	800	828
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.306%	7/15/46	350	361
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	11
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	53	55
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,329
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	885	934
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	747
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	1,771	1,902
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	290
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	962
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	260	277
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	561
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	198
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,257
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,542
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	267
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	263
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	307
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,394
[4]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	567	576
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	544
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,042	1,093
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	660	684
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	110	116
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	169	175
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,584	1,662
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	692	727
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,038	1,102
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	58	60
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	523
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	6,289	6,280
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,973
[4]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	14,460	14,523
[4]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	12,844	12,946
[4]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	5,870	5,979
[4]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	6,420	6,544
[4]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	912	915
[4]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	17,600	17,748
[4]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	28,930	28,948
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,399
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	16,204
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	19,370	19,152
[4]	World Omni Auto Receivables Trust Series 2021-B	0.690%	6/15/27	5,100	5,015
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,360	13,207
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,470	1,441
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	11,160	11,097
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	8,027
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	8,320	8,284
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	20,990	20,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	7,190	7,103
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,012,426)					3,008,824
Corporate Bonds (35.3%)
Communications (0.6%)
[8]	Comcast Corp.	0.000%	9/14/26	3,839	4,307
[6]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,939
[6]	NTT Finance Corp.	1.162%	4/3/26	18,891	18,511
[4]	Ooredoo International Finance Ltd.	3.250%	2/21/23	14,045	14,393
[6]	Sky Ltd.	3.125%	11/26/22	9,480	9,683
[4,8]	Sky Ltd.	2.500%	9/15/26	2,570	3,234
[4]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	1,860	1,889
					60,956
Consumer Discretionary (2.3%)
	American Honda Finance Corp.	1.950%	5/20/22	24,000	24,144
[4]	American Honda Finance Corp.	1.950%	5/10/23	30,000	30,485
[4]	American Honda Finance Corp.	3.625%	10/10/23	3,800	3,984
[4]	American Honda Finance Corp.	0.550%	7/12/24	14,500	14,298
[4]	American Honda Finance Corp.	0.750%	8/9/24	9,925	9,820
[6]	BMW US Capital LLC	0.800%	4/1/24	9,750	9,685
[9]	Toyota Finance Australia Ltd.	3.300%	11/22/23	22,800	17,214
[4]	Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	32,309
[4]	Toyota Motor Credit Corp.	0.400%	4/6/23	30,925	30,808
[4]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	49,276
[4,8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	1,620	1,868
					223,891
Consumer Staples (0.4%)
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	3,282
[4,8]	JT International Financial Services BV	1.125%	9/28/25	2,150	2,522
[4,8]	Nestle Finance International Ltd.	0.000%	11/12/24	3,100	3,539
[6]	Nestle Holdings Inc.	3.350%	9/24/23	11,000	11,455
[8]	PepsiCo Inc.	0.250%	5/6/24	3,125	3,588
	PepsiCo Inc.	2.250%	3/19/25	3,050	3,155
	Philip Morris International Inc.	2.875%	5/1/24	2,000	2,080
	Unilever Capital Corp.	0.626%	8/12/24	6,500	6,460
					36,081
Energy (1.1%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	4,100	4,118
	BP Capital Markets America Inc.	3.790%	2/6/24	20,000	21,110
	BP Capital Markets America Inc.	3.194%	4/6/25	2,300	2,424
	BP Capital Markets plc	2.500%	11/6/22	13,500	13,726
	BP Capital Markets plc	3.535%	11/4/24	2,163	2,302
	BP Capital Markets plc	3.506%	3/17/25	670	714
[8]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,513
[4]	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,095
[6]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,085
[4]	Harvest Operations Corp.	1.000%	4/26/24	4,125	4,111
[6]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,316	2,281
[6]	SA Global Sukuk Ltd.	1.602%	6/17/26	6,780	6,679
	Schlumberger Investment SA	3.650%	12/1/23	30,000	31,337
	Shell International Finance BV	3.250%	5/11/25	4,500	4,795
					104,290
Financials (26.0%)
[6]	AIG Global Funding	0.800%	7/7/23	26,530	26,501
[6]	AIG Global Funding	0.450%	12/8/23	5,000	4,947
[6]	AIG Global Funding	0.650%	6/17/24	12,000	11,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	0.750%	12/15/25	5,000	4,875
	American Express Co.	3.400%	2/22/24	3,039	3,183
	Ameriprise Financial Inc.	3.000%	3/22/22	250	251
[6]	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,889
[6]	Athene Global Funding	4.000%	1/25/22	11,300	11,323
[6]	Athene Global Funding	3.000%	7/1/22	2,729	2,760
[6]	Athene Global Funding	2.800%	5/26/23	9,400	9,639
[6]	Athene Global Funding	1.200%	10/13/23	13,000	13,026
[6]	Athene Global Funding	0.950%	1/8/24	4,445	4,418
[6]	Athene Global Funding	0.914%	8/19/24	3,600	3,550
	Banco Santander SA	2.706%	6/27/24	10,000	10,345
[4]	Bank of America Corp.	3.300%	1/11/23	9,790	10,056
[4]	Bank of America Corp.	3.124%	1/20/23	9,548	9,559
[4]	Bank of America Corp.	2.881%	4/24/23	5,000	5,032
[4]	Bank of America Corp.	2.816%	7/21/23	6,952	7,029
	Bank of America Corp.	4.100%	7/24/23	5,000	5,254
[4,8]	Bank of America Corp.	0.750%	7/26/23	2,000	2,308
[4]	Bank of America Corp.	3.004%	12/20/23	87,520	89,331
[4]	Bank of America Corp.	4.125%	1/22/24	8,000	8,502
[4]	Bank of America Corp.	3.550%	3/5/24	12,567	12,942
[4]	Bank of America Corp.	0.523%	6/14/24	8,000	7,946
[4]	Bank of America Corp.	3.864%	7/23/24	10,000	10,421
[4]	Bank of America Corp.	0.810%	10/24/24	7,470	7,419
	Bank of America Corp.	0.976%	4/22/25	20,000	19,839
[4]	Bank of America Corp.	2.015%	2/13/26	9,753	9,882
[4]	Bank of America Corp.	1.319%	6/19/26	4,763	4,713
	Bank of America Corp.	1.734%	7/22/27	7,000	6,947
[4]	Bank of Montreal	0.400%	9/15/23	35,000	34,763
[4]	Bank of Montreal	3.300%	2/5/24	8,790	9,192
[4]	Bank of Montreal	0.625%	7/9/24	15,000	14,794
[4,7,9]	Bank of Montreal, 3M Australian Bank Bill Rate + 0.990%	1.048%	9/7/23	21,500	15,824
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	15,064
	Bank of Nova Scotia	1.625%	5/1/23	15,000	15,172
	Bank of Nova Scotia	0.400%	9/15/23	6,700	6,650
	Bank of Nova Scotia	0.700%	4/15/24	8,000	7,923
	Bank of Nova Scotia	0.650%	7/31/24	4,090	4,034
	Bank of Nova Scotia	1.350%	6/24/26	8,125	8,034
[6]	Bank of Nova Scotia	1.188%	10/13/26	24,790	24,396
[4,7,9]	Bank of Nova Scotia, 3M Australian Bank Bill Rate + 0.980%	1.038%	9/7/23	22,430	16,507
[6]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,624
[6]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	5,345	5,419
[6]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	10,500	10,954
[6]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	14,000	13,835
[6]	BNP Paribas SA	3.800%	1/10/24	5,000	5,250
[6]	BPCE SA	2.750%	1/11/23	13,500	13,782
	BPCE SA	4.000%	4/15/24	6,241	6,644
[4,7,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	10,000	7,351
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	16,640	16,526
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,113
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,879
	Charles Schwab Corp.	0.750%	3/18/24	4,430	4,410
[8]	Chubb INA Holdings Inc.	0.300%	12/15/24	1,500	1,717
	Citigroup Inc.	3.875%	10/25/23	4,500	4,743
	Citigroup Inc.	0.776%	10/30/24	3,230	3,209
[4]	Citigroup Inc.	3.352%	4/24/25	6,085	6,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	0.981%	5/1/25	5,415	5,376
	Citigroup Inc.	1.281%	11/3/25	2,000	1,996
	Cooperatieve Rabobank UA	2.750%	1/10/23	10,155	10,382
[4,8]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,585
	Credit Suisse AG	1.000%	5/5/23	18,780	18,829
[4]	Credit Suisse AG	0.520%	8/9/23	25,000	24,834
	Credit Suisse AG	0.495%	2/2/24	1,000	988
[4]	Credit Suisse AG	3.625%	9/9/24	1,000	1,061
[6]	Danske Bank A/S	0.976%	9/10/25	4,200	4,134
[6]	DBS Group Holdings Ltd.	1.169%	11/22/24	20,000	19,926
[4,8]	DNB Bank ASA	0.050%	11/14/23	2,000	2,287
[6]	Equitable Financial Life Global Funding	0.500%	4/6/23	26,250	26,134
[6]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,000	9,908
[6]	Equitable Financial Life Global Funding	0.800%	8/12/24	15,000	14,782
[6]	Equitable Financial Life Global Funding	1.100%	11/12/24	5,800	5,739
[6]	F&G Global Funding	0.900%	9/20/24	6,300	6,209
[6]	F&G Global Funding	1.750%	6/30/26	4,000	3,978
[4]	First Republic Bank	2.500%	6/6/22	2,770	2,788
[4]	First Republic Bank	1.912%	2/12/24	15,840	16,012
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,301
[6]	GA Global Funding Trust	1.000%	4/8/24	21,505	21,322
[6]	GA Global Funding Trust	0.800%	9/13/24	15,000	14,714
	Goldman Sachs Group Inc.	5.750%	1/24/22	7,568	7,591
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,425
[4]	Goldman Sachs Group Inc.	0.481%	1/27/23	10,000	9,973
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,204
	Goldman Sachs Group Inc.	0.523%	3/8/23	16,000	15,953
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,693
[4]	Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,592
	Goldman Sachs Group Inc.	1.217%	12/6/23	5,000	5,012
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	15,912
	Goldman Sachs Group Inc.	0.673%	3/8/24	10,000	9,960
[4,8]	Goldman Sachs Group Inc.	1.375%	5/15/24	3,000	3,486
[4]	Goldman Sachs Group Inc.	0.657%	9/10/24	24,950	24,756
	Goldman Sachs Group Inc.	0.925%	10/21/24	13,350	13,293
	Goldman Sachs Group Inc.	3.500%	4/1/25	12,982	13,740
[4,8]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,350	1,709
[6]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,730
[4]	HSBC Holdings plc	3.262%	3/13/23	28,633	28,765
	HSBC Holdings plc	3.600%	5/25/23	17,734	18,395
[4]	HSBC Holdings plc	3.033%	11/22/23	19,420	19,770
[4]	HSBC Holdings plc	3.950%	5/18/24	14,505	15,049
	HSBC Holdings plc	0.732%	8/17/24	7,000	6,937
[8]	HSBC Holdings plc	0.875%	9/6/24	2,200	2,557
	HSBC Holdings plc	1.162%	11/22/24	3,200	3,191
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,878
[4]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,368
	ING Groep NV	4.100%	10/2/23	2,150	2,262
	JPMorgan Chase & Co.	2.972%	1/15/23	29,675	29,702
	JPMorgan Chase & Co.	3.200%	1/25/23	1,895	1,946
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	55,120	55,447
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	19,939	20,065
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,032
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	61,290	63,305
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	5,036
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	12,460	12,986
[4]	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	2,985
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	24,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,329
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	40,018
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,654
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,431
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,828
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	15,027
[4,8]	JPMorgan Chase & Co.	3.000%	2/19/26	1,970	2,505
[4]	KeyBank NA	3.375%	3/7/23	4,000	4,120
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	3,022
[4]	Lloyds Banking Group plc	2.858%	3/17/23	14,700	14,758
[4]	Lloyds Banking Group plc	1.326%	6/15/23	7,445	7,458
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,237
[4]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,171
	Loews Corp.	2.625%	5/15/23	2,000	2,041
[6]	LSEGA Financing plc	0.650%	4/6/24	4,135	4,072
[6]	Macquarie Group Ltd.	3.189%	11/28/23	5,792	5,904
[6]	Macquarie Group Ltd.	1.201%	10/14/25	17,200	17,028
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,570
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,700	2,849
[6]	MassMutual Global Funding II	0.850%	6/9/23	9,500	9,511
[6]	MassMutual Global Funding II	2.750%	6/22/24	5,250	5,448
[6]	Met Tower Global Funding	0.700%	4/5/24	10,000	9,909
[6]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,153
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	24,895	25,019
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	53,915	54,524
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	9,861
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	6,001
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	16,569
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	29,080	28,937
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,291	3,359
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	5,124
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,779
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,846
[6]	Mizuho Bank Ltd.	2.950%	10/17/22	940	956
[6]	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,693
	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,098
	Mizuho Financial Group Inc.	2.601%	9/11/22	9,900	10,038
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	13,500	13,632
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	21,505
	Morgan Stanley	2.750%	5/19/22	27,778	28,018
[4]	Morgan Stanley	3.125%	1/23/23	3,135	3,212
[4]	Morgan Stanley	3.750%	2/25/23	8,515	8,809
[4]	Morgan Stanley	0.560%	11/10/23	29,130	29,081
[4]	Morgan Stanley	0.529%	1/25/24	21,430	21,357
	Morgan Stanley	0.731%	4/5/24	6,960	6,938
[4]	Morgan Stanley	3.737%	4/24/24	5,000	5,175
[4,8]	Morgan Stanley	0.637%	7/26/24	2,000	2,302
[4]	Morgan Stanley	0.791%	1/22/25	22,500	22,285
	Morgan Stanley	0.790%	5/30/25	16,600	16,381
[4]	Morgan Stanley	2.720%	7/22/25	2,854	2,942
[4]	Morgan Stanley	2.188%	4/28/26	15,000	15,293
[4]	MUFG Union Bank NA	3.150%	4/1/22	9,375	9,416
[4]	MUFG Union Bank NA	2.100%	12/9/22	3,000	3,038
[4,8]	National Australia Bank Ltd.	0.250%	5/20/24	1,620	1,859
[6]	National Bank of Canada	2.150%	10/7/22	11,780	11,917
[4]	National Bank of Canada	2.100%	2/1/23	6,670	6,759
[4]	National Bank of Canada	0.900%	8/15/23	2,870	2,871
[4]	National Bank of Canada	0.550%	11/15/24	4,600	4,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nationwide Building Society	2.000%	1/27/23	4,625	4,687
[4,8]	Nationwide Building Society	0.625%	4/19/23	2,000	2,306
[6]	Nationwide Building Society	3.900%	7/21/25	7,000	7,561
[6]	Nationwide Building Society	1.000%	8/28/25	2,870	2,811
[6]	NongHyup Bank	0.875%	7/28/24	20,000	19,820
[6]	Pacific Life Global Funding II	0.500%	9/23/23	44,500	44,203
[4]	PNC Bank NA	2.700%	11/1/22	5,213	5,299
[4]	PNC Bank NA	2.950%	1/30/23	10,000	10,225
[4]	PNC Bank NA	3.500%	6/8/23	5,165	5,358
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,168
[6]	Principal Life Global Funding II	0.500%	1/8/24	7,500	7,425
[6]	Protective Life Global Funding	0.502%	4/12/23	2,480	2,472
[6]	Protective Life Global Funding	0.631%	10/13/23	3,230	3,213
[6]	Protective Life Global Funding	0.781%	7/5/24	22,250	21,966
[6]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,029
[4]	Royal Bank of Canada	3.700%	10/5/23	3,600	3,775
[4]	Royal Bank of Canada	0.425%	1/19/24	5,000	4,940
[4]	Royal Bank of Canada	2.550%	7/16/24	2,000	2,068
[8]	Royal Bank of Canada	0.125%	7/23/24	2,200	2,512
[4]	Royal Bank of Canada	0.750%	10/7/24	7,700	7,622
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,876
[4]	Royal Bank of Canada	1.150%	7/14/26	10,350	10,137
[6]	Security Benefit Global Funding	1.250%	5/17/24	14,420	14,354
[6]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	9,170	9,312
[6]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,517
[6]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	15,000	14,782
[6]	Standard Chartered plc	1.319%	10/14/23	3,350	3,354
	State Street Corp.	2.825%	3/30/23	5,330	5,357
[4]	State Street Corp.	2.653%	5/15/23	10,475	10,548
	State Street Corp.	2.901%	3/30/26	15,273	15,986
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	14,900	14,998
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,498
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,599
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,914	16,588
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	889
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	8,112
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	15,562
[6]	Svenska Handelsbanken AB	0.625%	6/30/23	5,000	4,986
[6]	Svenska Handelsbanken AB	0.550%	6/11/24	28,500	28,107
[4,8]	Svenska Handelsbanken AB	0.125%	6/18/24	1,620	1,855
[6]	Swedbank AB	0.600%	9/25/23	3,835	3,813
[4]	Toronto-Dominion Bank	0.750%	6/12/23	6,375	6,376
[4]	Toronto-Dominion Bank	0.450%	9/11/23	7,365	7,316
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,679
[4]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,270
[4]	Toronto-Dominion Bank	0.700%	9/10/24	20,000	19,761
[4]	Truist Bank	3.000%	2/2/23	3,000	3,067
[4]	Truist Bank	3.200%	4/1/24	5,000	5,235
[4]	Truist Bank	1.500%	3/10/25	440	443
[4]	Truist Financial Corp.	3.750%	12/6/23	6,610	6,948
[4]	Truist Financial Corp.	2.500%	8/1/24	11,215	11,583
[6]	UBS AG	0.375%	6/1/23	12,000	11,907
[7,9]	UBS AG, 3M Australian Bank Bill Rate + 0.670%	0.740%	7/30/23	29,512	21,588
[4,7,9]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	0.940%	7/30/25	15,000	11,020
[6]	UBS Group AG	3.491%	5/23/23	3,400	3,435
[6]	UBS Group AG	2.859%	8/15/23	15,310	15,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	UBS Group AG	1.008%	7/30/24	4,445	4,433
[4,8]	US Bancorp	0.850%	6/7/24	4,292	4,986
	US Bancorp	2.400%	7/30/24	2,703	2,793
[4]	Wells Fargo & Co.	3.750%	1/24/24	16,850	17,704
[4,8]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,630
[4]	Wells Fargo & Co.	1.654%	6/2/24	19,270	19,432
[4]	Wells Fargo & Co.	0.805%	5/19/25	2,750	2,719
[4]	Wells Fargo & Co.	3.550%	9/29/25	3,788	4,045
[4,8]	Westpac Banking Corp.	0.750%	10/17/23	3,620	4,190
	Westpac Banking Corp.	1.019%	11/18/24	14,400	14,347
	Westpac Banking Corp.	1.150%	6/3/26	9,500	9,347
[6]	Westpac Banking Corp.	1.552%	9/30/26	11,090	11,100
					2,545,968
Health Care (1.0%)
[8]	Abbott Ireland Financing DAC	0.875%	9/27/23	2,000	2,320
	Bristol-Myers Squibb Co.	2.600%	5/16/22	9,276	9,354
	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,106
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,590	17,500
	GlaxoSmithKline Capital plc	2.875%	6/1/22	30,410	30,649
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,125	6,099
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,780	7,082
[4]	SSM Health Care Corp.	3.688%	6/1/23	5,985	6,174
	UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,475
	UnitedHealth Group Inc.	0.550%	5/15/24	7,200	7,142
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,320
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,826
					97,047
Industrials (1.1%)
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	900
[4]	Caterpillar Financial Services Corp.	1.900%	9/6/22	130	131
[4]	Caterpillar Financial Services Corp.	2.850%	5/17/24	1,300	1,357
[4]	Caterpillar Financial Services Corp.	0.600%	9/13/24	35,000	34,574
[4]	John Deere Capital Corp.	0.625%	9/10/24	20,000	19,797
	Precision Castparts Corp.	2.500%	1/15/23	5,500	5,586
[6]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,362
[6]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	31,218	33,065
[8]	United Parcel Service Inc.	0.375%	11/15/23	2,320	2,669
					107,441
Materials (0.2%)
[6]	Georgia-Pacific LLC	0.625%	5/15/24	18,760	18,516
Real Estate (0.7%)
	Camden Property Trust	2.950%	12/15/22	3,080	3,128
	Camden Property Trust	4.250%	1/15/24	3,890	4,081
	Public Storage	1.500%	11/9/26	2,800	2,799
[7]	Public Storage, SOFR + 0.470%	0.519%	4/23/24	6,465	6,457
	Realty Income Corp.	3.875%	4/15/25	10,000	10,770
[10]	Realty Income Corp.	1.125%	7/13/27	1,300	1,704
	Simon Property Group LP	2.750%	6/1/23	1,970	2,013
	Simon Property Group LP	3.750%	2/1/24	8,346	8,746
	Simon Property Group LP	2.000%	9/13/24	6,140	6,252
	Simon Property Group LP	3.375%	10/1/24	16,740	17,613
	Simon Property Group LP	3.500%	9/1/25	10,000	10,667
					74,230
Technology (1.4%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	5,250
[7]	Analog Devices Inc., SOFR + 0.250%	0.299%	10/1/24	25,000	24,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	0.584%	6/14/24	94,836	93,991
	Texas Instruments Inc.	1.125%	9/15/26	10,000	9,900
					134,135
Utilities (0.5%)
	Duke Energy Carolinas LLC	3.350%	5/15/22	8,255	8,344
[4]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,620	5,634
	Entergy Louisiana LLC	0.620%	11/17/23	12,675	12,576
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,000	2,009
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,500	8,846
	Northern States Power Co.	2.600%	5/15/23	900	914
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,452
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	7,474	7,617
					47,392
Total Corporate Bonds (Cost $3,466,820)					3,449,947
Sovereign Bonds (5.9%)
[4]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	543	558
[4]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	6,217
[4,6]	Bermuda	4.138%	1/3/23	7,000	7,225
[4]	Bermuda	4.138%	1/3/23	11,745	12,135
[4]	Bermuda	4.854%	2/6/24	17,791	19,104
[4,6]	CDP Financial Inc.	2.750%	3/7/22	22,500	22,596
[4,6]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,845
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,185
	Corp. Andina de Fomento	1.250%	10/26/24	24,000	23,890
[4,6,11]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,429
[4,6,11]	Dexia Credit Local SA	3.250%	9/26/23	50,000	52,082
[4]	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,263
	Equinor ASA	2.650%	1/15/24	2,000	2,064
	Equinor ASA	1.750%	1/22/26	5,000	5,042
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,444
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	26,774
[4]	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	25,763
[4,12]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,177
[4]	Kingdom of Saudi Arabia	4.000%	4/17/25	11,155	12,027
	Korea Development Bank	3.000%	3/19/22	12,500	12,556
	Korea Development Bank	0.500%	10/27/23	24,000	23,838
	Korea Development Bank	3.750%	1/22/24	10,000	10,568
[4]	Korea Development Bank	1.750%	2/18/25	7,000	7,101
[4]	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,865
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,607
[4]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,878
[4]	KSA Sukuk Ltd.	2.894%	4/20/22	5,000	5,039
	Province of Manitoba	2.100%	9/6/22	1,400	1,416
[4,6]	Qatar Energy	1.375%	9/12/26	7,798	7,643
	Republic of Chile	2.250%	10/30/22	1,803	1,825
[4]	Republic of Lithuania	6.625%	2/1/22	42,390	42,614
[4,6]	Republic of Lithuania	6.625%	2/1/22	5,717	5,743
	Republic of Poland	5.000%	3/23/22	20,135	20,345
[4]	Republic of Slovenia	5.500%	10/26/22	303	316
[4,6]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	3,002
[4]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	303
[4]	Slovak Republic	4.375%	5/21/22	58,542	59,433
	SoQ Sukuk A QSC	3.241%	1/18/23	358	368
[4]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	5,542	5,575
[4]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	3,630	3,920
[4]	State of Kuwait	2.750%	3/20/22	42,100	42,339
[4]	State of Qatar	4.500%	1/20/22	6,000	6,011
[4]	State of Qatar	3.875%	4/23/23	10,734	11,157
[4]	State of Qatar	3.400%	4/16/25	8,800	9,344
[4,6]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,079
[4,6]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,529
Total Sovereign Bonds (Cost $576,731)					580,505
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	56,473
	University of California Revenue	0.883%	5/15/25	27,000	26,701
Total Taxable Municipal Bonds (Cost $83,750)					83,174

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[13]	Vanguard Market Liquidity Fund (Cost $64,795)	0.090%	648,015	64,795
Total Investments (99.6%) (Cost $9,761,163)				9,732,109
Other Assets and Liabilities—Net (0.4%)				42,572
Net Assets (100%)				9,774,681
Cost is in $000.
1	Securities with a value of $4,835,000 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Securities with a value of $1,510,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $3,937,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $1,750,803,000, representing 17.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Guaranteed by multiple countries.
12	Guaranteed by the Government of Japan.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2022	5,193	1,132,966	(619)
5-Year U.S. Treasury Note	March 2022	643	77,788	(9)
10-Year U.S. Treasury Note	March 2022	344	44,881	(19)
Ultra 10-Year U.S. Treasury Note	March 2022	100	14,644	9
				(638)

Short Futures Contracts
Euro-Bobl	March 2022	(117)	(17,748)	130
Euro-Schatz	March 2022	(406)	(51,784)	77
Long Gilt	March 2022	(7)	(1,183)	(2)
				205
				(433)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/14/22	USD	89,167	AUD	124,930	—	(1,729)
Morgan Stanley Capital Services LLC	1/14/22	USD	67,562	EUR	59,848	—	(588)
Royal Bank of Canada	1/14/22	USD	7,537	EUR	6,650	—	(35)
State Street Bank & Trust Co.	1/14/22	USD	221	EUR	196	—	(2)
State Street Bank & Trust Co.	1/14/22	USD	1,712	GBP	1,291	—	(35)
Bank of America, N.A.	1/14/22	USD	494	GBP	372	—	(10)
						—	(2,399)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Corporacion Nacional del Cobre de Chile/A3	12/20/22	MSCS	15,000	1.000	69	52	17	—
Republic of Chile/A1	12/20/26	GSI	6,130	1.000	88	34	54	—
Republic of Chile/A1	12/20/26	JPMC	6,520	1.000	94	42	52	—
Republic of Chile/A1	12/20/26	MSCS	6,350	1.000	91	45	46	—
					342	173	169	—
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(13)	3	—	(16)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(25)	6	—	(31)
					(38)	9	—	(47)
					304	182	169	(47)
1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,544,864	—	2,544,864
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,008,824	—	3,008,824
Corporate Bonds	—	3,449,947	—	3,449,947
Sovereign Bonds	—	580,505	—	580,505
Taxable Municipal Bonds	—	83,174	—	83,174
Temporary Cash Investments	64,795	—	—	64,795
Total	64,795	9,667,314	—	9,732,109

Derivative Financial Instruments
Assets
Futures Contracts[1]	216	—	—	216
Swap Contracts	—	169	—	169
Total	216	169	—	385
Liabilities
Futures Contracts[1]	649	—	—	649
Forward Currency Contracts	—	2,399	—	2,399
Swap Contracts	—	47	—	47
Total	649	2,446	—	3,095
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.